Income tax	6 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
8. Income tax

The Partnership is not subject to Marshall Islands corporate income taxes. The Partnership is subject to tax for earnings of its subsidiaries incorporated in Singapore, Indonesia, Colombia, Cyprus and the UK and certain Colombian source income. The income tax expense recorded in the consolidated income statements was $2,042 and $501 for the three months ended June 30, 2017 and 2016, respectively, and $ 3,797 and $949 for the six months ended June 30, 2017 and 2016, respectively. For the three and six months ended June 30, 2017, the income tax expense largely related to the subsidiaries in Singapore, Indonesia and Colombia. The income tax expense for the three and six months ended June 30, 2016 mainly related to the subsidiaries in Singapore and Indonesia. The Singapore subsidiary’s taxable income mainly arises from internal interest income. The charterer in Colombia pays certain taxes directly to the Colombian tax authorities on behalf of the Partnership’s subsidiaries that own and operate the Höegh Grace. The tax payments are a mechanism for advance collection of income taxes for the Colombian subsidiary and a final income tax on Colombian source income for the non-Colombian subsidiary. The Partnership concluded these third party payments to the tax authorities represent income taxes that must be accounted for under the US GAAP guidance for income taxes. The amount of non-cash income tax expense was $432 for the three and six-months ended June 30, 2017.

Benefits of uncertain tax positions are recognized when it is more-likely-than-not that a tax position taken in a tax return will be sustained upon examination based on the technical merits of the position. For the three and six months ended June 30, 2017, the estimated generation of taxable income resulted in the utilization of $65 and $224, respectively, of tax loss carry forward in Indonesia which was not recognized due to the uncertainty of this tax position. As a result, a long-term income tax payable of $224 was recorded for the uncertain tax position for the six-month period ended June 30, 2017. Refer to note 17.